Note 8 - Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-lived intangible assets, accumulated amortization	$ (2,990)	$ (2,739)
Finite-lived intangible assets, unamortized intangible assets	2,110
Goodwill, gross carrying amount	802	802
Goodwill, accumulated impairment	0	0
Goodwill	802	802
Intangible assets (including goodwill), gross carrying amount	5,902	5,620
Intangible assets, unamortized intangible assets	2,912	2,881
Mortgage Servicing Rights [Member]
Finite-lived intangible assets, gross carrying amount	4,526	4,244
Finite-lived intangible assets, accumulated amortization	(2,671)	(2,520)
Finite-lived intangible assets, unamortized intangible assets	1,855	1,724
Core Deposits [Member]
Finite-lived intangible assets, gross carrying amount	574	574
Finite-lived intangible assets, accumulated amortization	(319)	(219)
Finite-lived intangible assets, unamortized intangible assets	$ 255	$ 355